Schedule or trade account payables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables		R$ 12,164,730	R$ 9,953,548
Trade account payables, current		12,053,266	9,946,315
Trade account payables, current		111,464	7,233
Third parties forfait member
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[1]	1,993,647	1,317,191
Related partie forfait member
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[1]	248,435	643,944
Domestic market member | Third parties member
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables		1,505,841	1,077,679
Domestic market member | Third parties forfait member
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[1]	487,806	239,512
Domestic market member | Related partie member
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables		208,287	97,900
Domestic market member | Related partie forfait member
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[1]	40,148	546,044
Foreign market member | Third parties member
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[2]	9,962,736	8,023,032
Present value adjustment foreign market member
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[3]	R$ (40,088)	R$ (30,619)

[1]	The Company has payment agreements with financial institutions that allow certain suppliers to opt for granting their receivables from the Company upon accepting of financial institutions by acquiring or not the related receivables, without the Company’s interference. The grant operation does not imply any change in the instruments issued by suppliers, with the same conditions of the original amount and the payment term maintained.
[2]	Considers R$4.7 billion (2020: R$4.7 billion) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.
[3]	The rate for calculating the Present Value Adjustment (“PVA”) applied to the external market payments with terms equal to or longer than 90 days is calculated based on the average rate for lengthening the term of trade payables.